Consolidated Statement Of Operations Parenthetical - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Selling, general and administrative, charges from affiliates	$ 85	$ 94	$ 96